Provisions and contingent liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	$ 30,920	$ 22,551	$ 8,082	$ 17,947
Tax Contingent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	4,532	17,738
Civil and labor lawsuits	4,372	2,613
Social Security [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	92,738	31,143
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	$ 22,044	$ 18,650